Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Supplemental Balance Sheet Information Related to Leases
The following table summarizes supplemental balance sheet information related to leases as of June 30, 2021 and December 31, 2020.

	June 30, 2021	December 31, 2020
Assets:
Operating lease right-of-use assets	$47	$92

Total right-of-use assets	47	92

Liabilities
Operating lease liabilities, current	55	108
Operating lease liabilities, non-current	—	—

Total operating lease liabilities	$55	$108

Summary of Minimum Annual Lease Payments Under Operating Leases
As of June 30, 2021, the future minimum annual lease payments under the existing operating leases were as follows (in thousands, except for weighted-average remaining lease term and weighted-average discount rate):
In thousands (except for Weighted-average remaining lease term and Weighted-average discount rate)

Remainder of 2021	$56

Total remaining lease payments	56
Less: imputed interest	(1)

Total operating lease liabilities	55
Less: current portion	(55)

Long-term operating lease liabilities	$—

Weighted-average remaining lease term (in years)	1
Weighted-average discount rate	9%